Borrowings - Additional Information (Detail)					12 Months Ended
	Jun. 19, 2024 AUD ($) $ / shares shares	Dec. 20, 2023 AUD ($)	Dec. 20, 2023 USD ($) shares	Oct. 23, 2023 AUD ($)	Jun. 30, 2024 AUD ($) $ / shares	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Feb. 01, 2024 shares	Nov. 30, 2023 shares	Oct. 23, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities			$ 253,014		$ 371,000	$ 0	$ 0
Number of shares issued			591,697
Par value per share | $ / shares	$ 0.0643				$ 0
Fair value movement in liability | $	$ 25,174
American Depositary Shares [Member]
Disclosure of detailed information about borrowings [line items]
Number of shares issued									2,620,000
Ordinary shares [member]
Disclosure of detailed information about borrowings [line items]
Number of shares issued								18,244,450
Unsecured Convertible Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 250,000	$ 776,670						$ 500,000
Borrowings, interest rate				10.00%						10.00%
Percentage of borrowings that are called up for equity instrument				50.00%
Interest expense on borrowings | $			$ 3,014
Repayments of borrowings, classified as financing activities | $		$ 371,802
Percentage of remaining borrowings that are called up for equity instrument		50.00%	50.00%
Unsecured Convertible Promissory Note [Member] | American Depositary Shares [Member]
Disclosure of detailed information about borrowings [line items]
Number of shares issued	591,697
Unsecured Convertible Promissory Note [Member] | Ordinary shares [member]
Disclosure of detailed information about borrowings [line items]
Number of shares issued	5,916,970